Commitments and Guarantees - Schedule Of Repurchase Agreements (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Fair value of indemnified securities financing	$ 342,337	$ 381,817
Fair value of cash and securities held by us, as agent, as collateral for indemnified securities financing	357,893	400,828
Fair value of collateral for indemnified securities financing invested in indemnified repurchase agreements	42,610	61,270
Fair value of cash and securities held by us or our agents as collateral for investments in indemnified repurchase agreements	$ 45,064	$ 65,272